Nota 21 - Non-current assets and disposal groups classified as held for sale. Non-current assets and disposal groups classified as held for sale. Breakdown by items (Details) - EUR (€)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current Assets Or Disposal Groups Classified As Held For Sale
Non Current Assets Or Disposal Groups Clasified As Held For Sale	[1]	€ 85,987,000,000	€ 3,079,000,000	€ 2,001,000,000

[1]	(*) 2018 figures correspo nd mainly to the agreement with Cerberus to transfer the "Real Estate" business in Spain (see Note 3).